SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 29, 2024
SIGNIFICANT ACCOUNTING POLICIES
Property, Plant and Equipment

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Disaggregation of Revenue

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Disaggregation of net revenues
- Learning Services and Others	$4,275,262	$853,629	$1,051,783
- Learning Content Solutions	115,645	166,143	438,657

Total	$4,390,907	$1,019,772	$1,490,440